UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22400
Oppenheimer Emerging Markets Debt Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2010

Item 1. Reports to Stockholders.

November 30, 2010

Oppenheimer

Emerging Markets Debt Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

Fund Update

SEMIANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

November 30, 2010 Oppenheimer Management Emerging Markets Commentary Debt Fund and Semiannual Report MANAGEMENT COMMENTARY Fund Update SEMIANNUAL REPORT Listing of Top Holdnigs Fund Performance Discussion Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Brazil	12.3%
Turkey	10.8
Mexico	10.1
United States	8.9
South Africa	7.4
Indonesia	7.4
Poland	5.7
Colombia	5.1
Israel	4.9
Russia	4.7
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on the total market value of investments.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

Treasury	0.7%
AAA	8.2
AA	3.2
A	27.1
BBB	26.1
BB	29.6
B	5.1
Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of November 30, 2010 and are subject to change. All securities except those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Securities issued or guaranteed by the U.S. government or an agency or instrumentality thereof are assigned a credit rating equal to the sovereign credit rating assigned to the U.S. by S&P.A similar process is used for securities issued or guaranteed by a foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned the Fund’s S&P rating, which is currently AAA. Unrated securities do not necessarily indicate low credit quality. “Investment-grade” securities are securities rated within the NRSROs’ four highest rating categories. Securities not rated by an NRSRO may or may not be equivalent of investment grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
7 | OPPENHEIMER EMERGING MARKETS DEBT FUND

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on the total market value of investments.
8 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/30/10. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class C shares of the Fund were first publicly offered on 6/30/10. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 6/30/10. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 6/30/10. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER EMERGING MARKETS DEBT FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, June 30, 2010 (commencement of operations) and held for the period ended November 30, 2010.
The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on June 1, 2010 and held for the six months ended November 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER EMERGING MARKETS DEBT FUND

		Ending	Expenses
	Beginning	Account	Paid During
	Account	Value	the Period Ended
	Value	November 30, 2010	November 30, 2010[1,2]

Actual
Class A	$1,000.00	$1,061.90	$5.45
Class C	1,000.00	1,059.60	8.73
Class N	1,000.00	1,060.90	6.54
Class Y	1,000.00	1,063.00	4.14

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.80	6.35
Class C	1,000.00	1,015.04	10.15
Class N	1,000.00	1,017.55	7.61
Class Y	1,000.00	1,020.31	4.82

1.	Actual expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 154/365 to reflect the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Hypothetical expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
The expense ratios, excluding indirect expenses from affiliated fund, for the period from June 30, 2010 (commencement of operations) to November 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.25%
Class C	2.00
Class N	1.50
Class Y	0.95
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS November 30, 2010 / Unaudited

	Principal
	Amount		Value

U.S. Government Obligations—0.7%
U.S. Treasury Nts., 3.50%, 5/15/20[1] (Cost $264,394)	$255,000		$271,934

Foreign Government Obligations—67.0%
Argentina—1.6%
Argentina (Republic of) Bonds:
2.50%, 12/31/38[2]	170,000		73,100
8.28%, 12/31/33	128,483		114,992
Series GDP, 2.724%, 12/15/35[2]	240,000		32,400
Series VII, 7%, 9/12/13	65,000		62,458
Argentina (Republic of) Sr. Unsec. Bonds, 0%, 12/15/35[2]	150,000	EUR	20,444
Argentina (Republic of) Sr. Unsec. Nts., 6.976%, 10/3/15	380,000		342,169
Argentina (Republic of) Sr. Unsecured Nts., 13.625%, 1/30/14[2]	80,000	ARP	18,745

			664,308

Belize—0.0%
Belize (Government of) Unsec. Unsub. Bonds, 6%, 2/20/29[2,3]	20,000		17,700

Brazil—9.4%
Brazil (Federal Republic of) Bonds, 7.125%, 1/20/37	15,000		18,563
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/17	5,316,000	BRR	2,801,323
10%, 1/1/21	1,664,000	BRR	843,743
11.433%, 5/15/45	205,000	BRR	242,099
Brazil (Federal Republic of) Sr. Unsec. Unsub. Nts., 5.625%, 1/7/41	50,000		51,875

			3,957,603

Colombia—4.0%
Colombia (Republic of) Bonds, 12%, 10/22/15	376,000,000	COP	252,398
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	100,000		123,500
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	150,000		160,500
Colombia (Republic of) Sr. Unsec. Unsub. Bonds, 7.75%, 4/14/21	538,000,000	COP	314,742
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	100,000		121,000
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27	1,025,000,000	COP	715,712

			1,687,852

Dominican Republic—0.3%
Dominican Republic Bonds, 7.50%, 5/6/21[4]	100,000		110,510

Egypt—3.5%
Egypt (The Arab Republic of) Sr. Unsec. Unsub. Nts., 6.875%, 4/30/40[4]	100,000		110,000
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 10.031%, 1/18/11[5]	175,000	EGP	29,883
Series 182, 9.963%, 2/1/11[5]	1,950,000	EGP	331,714
Series 182, 9.819%, 3/22/11[5]	1,200,000	EGP	201,405
12 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Principal
	Amount		Value

Egypt Continued
Egypt (The Arab Republic of) Treasury Bills: Continued
Series 273, 9.717%, 4/5/11[5]	500,000	EGP	$83,630
Series 364, 10.465%, 12/21/10[5]	1,975,000	EGP	339,625
Series 364, 9.008%, 2/8/11[5]	1,425,000	EGP	242,196
Series 364, 10.508%, 3/8/11[5]	175,000	EGP	29,482
Series 364, 10.046%, 5/10/11[5]	175,000	EGP	29,033
Series 364, 10.064%, 7/12/11[5]	550,000	EGP	89,434

			1,486,402

Ghana—0.3%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[4]	100,000		114,000

Hungary—0.7%
Hungary (Republic of) Bonds:
Series 17/B, 6.75%, 2/24/17	29,900,000	HUF	126,433
Series 19/A, 6.50%, 6/24/19	44,000,000	HUF	179,029

			305,462

Indonesia—1.3%
Indonesia (Republic of) Nts., 6.875%, 1/17/18[4]	240,000		289,800
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[4]	150,000		192,000
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625% 2/17/37[4]	55,000		61,600

			543,400

Israel—4.5%
Israel (State of) Bonds:
5%, 1/31/20	4,805,000	ILS	1,351,254
6%, 2/28/19	1,760,000	ILS	533,640

			1,884,894

Korea, Republic of South—3.6%
Korea (Republic of) Sr. Unsec. Bonds, Series 2006, 5%, 6/10/20	770,000,000	KRW	698,393
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds, Series 1208, 3.81%, 8/2/12	766,000,000	KRW	669,108
Korea (Republic of) Sr. Unsec. Unsub. Nts.:
5.125%, 12/7/16	45,000		49,584
7.125%, 4/16/19	70,000		86,040

			1,503,125

Malaysia—0.2%
1Malaysia Sukuk Global Bhd Sr. Unsec. Unsub. Nts., 3.928%, 6/4/15[4]	100,000		104,715

Mexico—8.7%
United Mexican States Bonds:
5.625%, 1/15/17	120,000		135,600
Series M20, 7.50%, 6/3/27	7,060,000	MXN	578,508
Series M10, 7.75%, 12/14/17	8,780,000	MXN	759,112
13 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Mexico Continued
United Mexican States Bonds: Continued
Series M10, 8%, 12/17/15	7,850,000	MXN	$680,685
Series M10, 8.50%, 12/13/18	2,220,000	MXN	199,133
Series M20, 10%, 12/5/24	12,280,000	MXN	1,253,131
United Mexican States Sr. Nts., 5.75%, 10/12/2110	30,000		27,677

			3,633,846

Panama—0.9%
Panama (Republic of) Bonds, 7.25%, 3/15/15	305,000		358,375

Peru—1.5%
Peru (Republic of) Bonds, 7.35%, 7/21/25	320,000		395,200
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20[3]	470,000	PEN	187,602
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%, 11/18/50[4]	60,000		58,050

			640,852

Philippines—0.7%
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	165,000		181,500
Philippines (Republic of the) Sr. Unsec. Unsub. Nts., 4.95%, 1/31/21	5,000,000	PHP	120,523

			302,023

Poland—5.6%
Poland (Republic of) Bonds:
5.25%, 10/25/20	1,310,000	PLZ	400,288
Series 0415, 5.50%, 4/25/15	3,800,000	PLZ	1,229,312
Series 1015, 6.25%, 10/24/15	2,215,000	PLZ	736,405

			2,366,005

Qatar—0.1%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[4]	40,000		43,200

South Africa—6.6%
South Africa (Republic of) Bonds:
5.50%, 3/9/20	100,000		109,500
Series R208, 6.75%, 3/31/21	2,530,000	ZAR	320,181
Series R207, 7.25%, 1/15/20	7,790,000	ZAR	1,024,008
Series R204, 8%, 12/21/18	3,010,000	ZAR	420,232
Series R186, 10.50%, 12/21/26	5,315,000	ZAR	886,895

			2,760,816

Sri Lanka—0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts., 6.25%, 10/4/20[4]	30,000		31,050

Turkey—10.4%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	120,000		140,400
6.875%, 3/17/36	15,000		17,325
14 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Principal
	Amount		Value

Turkey Continued
Turkey (Republic of) Bonds: Continued
10.50%, 1/15/20[2]	765,000	TRY	$558,736
11%, 8/6/14	1,435,000	TRY	1,037,200
16%, 3/7/12[2]	2,920,000	TRY	2,133,839
Series CPI, 14.047%, 8/14/13[2]	105,000	TRY	105,486
Turkey (Republic of) Nts., 7.50%, 7/14/17	100,000		121,250
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19	100,000		122,750
Turkey (Republic of) Unsec. Nts., 6.75%, 5/30/40	100,000		113,500

			4,350,486

Ukraine—0.6%
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17[4]	60,000		60,570
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[4]	50,000		48,750
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17[4]	150,000		143,438

			252,758

Uruguay—0.9%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	100,000		126,050
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	100,000		119,500
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	100,000		128,500

			374,050

Venezuela—1.5%
Venezuela (Republic of) Bonds:
9%, 5/7/23	225,000		142,875
9.25%, 9/15/27	60,000		40,950
Venezuela (Republic of) Nts.:
8.25%, 10/13/24	60,000		36,450
8.50%, 10/8/14	145,000		118,900
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19	20,000		12,700
12.75%, 8/23/22	10,000		8,273
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	185,000		98,050
7.65%, 4/21/25	270,000		154,575
9.375%, 1/13/34	45,000		28,913

			641,686

Total Foreign Government Obligations (Cost $28,109,107)			28,135,118

Corporate Bonds and Notes—15.4%
Consumer Discretionary—0.2%
Hotels, Restaurants & Leisure—0.2%
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts., 1/15/15[4]	100,000		89,500
15 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Consumer Staples—0.3%
Food Products—0.3%
Arcor, 7.25% Sr. Unsec. Nts., 11/9/17[3]	$30,000	$31,350
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15[4]	100,000	104,000

		135,350

Energy—5.3%
Oil, Gas & Consumable Fuels—5.3%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[4]	100,000	104,250
Empresa Nacional del Petroleo, 5.25% Unsec. Nts., 8/10/20[4]	25,000	25,705
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16[4]	100,000	105,000
7.288% Sr. Sec. Nts., 8/16/37[4]	55,000	57,063
8.125% Nts., 7/31/14[4]	100,000	113,000
8.146% Sr. Sec. Nts., 4/11/18[4]	100,000	113,875
8.625% Sr. Sec. Nts., 4/28/34[4]	100,000	118,030
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[4]	110,000	134,338
Kazmunaigaz Finance Sub BV:
11.75% Sr. Unsec. Nts., 1/23/15[4]	100,000	123,060
9.125% Nts., 7/2/18[4]	120,000	138,552
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[4]	120,000	118,200
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[4]	55,000	55,688
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[4]	20,000	21,600
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14	115,000	120,750
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[4]	40,000	40,800
Pan American Energy LLC, 7.875% Sr. Unsec. Nts., 5/7/21[4]	40,000	42,600
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38	50,000	51,867
Petrobras International Finance Co., 5.75% Sr. Unsec. Unsub. Nts., 1/20/20	105,000	113,785
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	30,000	31,500
6% Sr. Unsec. Unsub. Nts., 3/5/20	115,000	125,925
8% Unsec. Unsub. Nts., 5/3/19	30,000	36,885
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[4]	100,000	122,000
PT Adaro Indonesia, 7.625% Nts., 10/22/19[4]	100,000	106,500
Tengizchevroil LLP, 6.124% Nts., 11/15/14[4]	57,182	60,350
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67% Sec. Bonds, 3/5/14[4]	130,000	137,407

		2,218,730
16 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Principal
	Amount	Value

Financials—3.7%
Capital Markets—0.1%
IPIC GMTN Ltd., 5% Nts., 11/15/20[4]	$60,000	$58,665

Commercial Banks—3.2%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15[4]	55,000	55,083
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[4]	40,000	40,300
Banco BMG SA, 9.15% Nts., 1/15/16[3]	100,000	106,500
Banco Cruzeiro do Sul SA, 8.875% Sub. Nts., 9/22/20[4]	20,000	19,700
Banco de Credito del Peru, 5.375% Sr. Nts., 9/16/20[4]	40,000	40,100
Banco do Brasil SA, 5.375% Unsec. Sub. Nts., 1/15/21[4]	40,000	40,000
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[4]	100,000	101,040
9.25% Sr. Nts., 10/16/13[4]	250,000	273,550
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15[4]	100,000	104,666
6.375% Bonds, 4/30/22[2,4]	100,000	100,123
UK SPV Credit Finance plc, 8% Sr. Sec. Nts., 2/6/12[4]	100,000	98,188
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts., 7/9/20[4]	70,000	71,750
VTB Capital SA:
6.465% Sr. Sec. Unsub. Nts., 3/4/15[4]	100,000	103,750
6.551% Sr. Unsec. Nts., 10/13/20[4]	40,000	39,670
6.875% Sr. Sec. Nts., 5/29/18[4]	100,000	105,000
Yapi ve Kredit Bankasi/Unicredit Luxembourg SA, 5.188% Sr. Unsec. Nts., 10/13/15[4]	30,000	30,750

		1,330,170

Diversified Financial Services—0.4%
BM&F BOVESPA SA, 5.50% Sr. Unsec. Nts., 7/16/20[4]	140,000	146,202

Industrials—0.3%
Construction & Engineering—0.3%
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20[4]	100,000	107,750

Road & Rail—0.0%
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[4]	20,000	20,400

Materials—1.8%
Chemicals—0.5%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[4]	100,000	107,500
Braskem SA, 7% Sr. Unsec. Nts., 5/7/20[4]	100,000	104,500

		212,000

Construction Materials—0.2%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20[4]	100,000	95,500

Metals & Mining—1.1%
Alrosa Finance SA, 7.75% Nts., 11/3/20[4]	60,000	60,300
17 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Metals & Mining Continued
JSC Severstal, 6.70% Nts., 10/25/17[4]	$60,000		$58,350
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[4]	100,000		111,000
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[4]	205,000		218,325

			447,975

Telecommunication Services—1.3%
Diversified Telecommunication Services—0.7%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[4]	95,000		87,875
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[4]	199,000		198,503

			286,378

Wireless Telecommunication Services—0.6%
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[4]	100,000		111,750
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[4]	130,000		147,225

			258,975

Utilities—2.5%
Electric Utilities—1.9%
Centrais Eletricas Brasileiras SA, 6.875% Sr. Unsec. Unsub. Nts., 7/30/19[4]	100,000		115,750
Eskom Holdings Ltd., 10% Nts., Series ES23, 1/25/23	2,000,000	ZAR	299,818
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[4]	125,000		138,768
Majapahit Holding BV, 7.75% Nts., 10/17/16[4]	120,000		142,200
TGI International Ltd., 9.50% Nts., 10/3/17[4]	100,000		112,500

			809,036

Energy Traders—0.6%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[4]	100,000		106,800
Power Sector Assets & Liabilities Management Corp., 7.25% Sr. Gtd. Unsec. Nts., 5/27/19[4]	100,000		120,875

			227,675

Total Corporate Bonds and Notes (Cost $6,387,949)			6,444,306

Structured Securities—7.1%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30	4,276,000,000	IDR	542,481
Indonesia (Republic of) Total Return Linked Bonds, 11%, 9/17/25	3,069,000,000	IDR	403,297
Indonesia (Republic of) Total Return Linked Bonds, 11.50%, 9/18/19	2,871,000,000	IDR	401,283
Indonesia (Republic of) Total Return Linked Bonds, Series 10, 10.50%, 8/19/30	1,211,000,000	IDR	153,635
Indonesia (Republic of) Total Return Linked Bonds, Series 105, 11%, 9/17/25	1,045,000,000	IDR	137,323
Indonesia (Republic of) Total Return Linked Bonds, Series 12, 10.50%, 8/19/30	930,000,000	IDR	117,986
18 | OPPENHEIMER EMERGING MARKETS DEBT FUND

	Principal
	Amount		Value

Structured Securities Continued
Barclays Bank plc Continued
Indonesia (Republic of) Total Return Linked Bonds, Series 15, 11%, 9/17/25	435,000,000	IDR	$57,163
Citigroup Funding, Inc.:
Ghana (Republic of) Credit Linked Bonds, 14%, 3/9/11[2,3]	240,000	GHS	166,587
Instituto Costarricense De Eletricidad Total Return Linked Nts., 2.288%, 10/25/11[2]	50,000		50,110
Ukraine (Republic of) Credit Linked Nts., 5.50%, 9/1/15[2]	970,000	UAH	104,531
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	180,000,000	COP	113,341
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[3]	265,000,000	COP	166,863
Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20[3]	51,000,000	COP	32,113
Indonesia (Republic of) Credit Linked Bonds, 8.25%, 7/19/21[4]	3,960,000,000	IDR	453,776
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked Bonds, 10.915%, 3/23/11[3,5]	150,000	GHS	99,910

Total Structured Securities (Cost $2,988,432)			3,000,399

	Shares

Investment Companies—8.0%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[6,7]	212,435	212,435
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[6,8]	3,166,282	3,166,282

Total Investment Companies (Cost $3,378,717)		3,378,717

Total Investments, at Value (Cost $41,128,599)	98.2%	41,230,474
Other Assets Net of Liabilities	1.8	755,758

Net Assets	100.0%	$41,986,232

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso
BRR	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
KRW	South Korean Won
MXN	Mexican Nuevo Peso
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
ZAR	South African Rand
19 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

1.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $74,648. See Note 5 of the accompanying Notes.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Restricted security. The aggregate value of restricted securities as of November 30, 2010 was $808,625, which represents 1.93% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)

Arcor, 7.25% Sr. Unsec. Nts., 11/9/17	11/4/10	$30,000	$31,350	$1,350
Banco BMG SA, 9.15% Nts., 1/15/16	6/30/10	106,487	106,500	13
Belize (Government of) Unsec. Unsub. Bonds, 6%, 2/20/29	9/29/10	17,461	17,700	239
Citigroup Funding, Inc., Ghana (Republic of) Credit Linked Bonds, 14%, 3/9/11	8/5/10	168,337	166,587	(1,750)
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	185,029	166,863	(18,166)
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20	10/6/10	36,060	32,113	(3,947)
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20	11/10/10	192,633	187,602	(5,031)
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked Bonds, 10.915%, 3/23/11	9/22/10	101,649	99,910	(1,739)

		$837,656	$808,625	$(29,031)

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,347,385 or 17.50% of the Fund’s net assets as of November 30, 2010.

5.	Zero coupon bond reflects effective yield on the date of purchase.

6.	Rate shown is the 7-day yield as of November 30, 2010.

7.	Interest rate is less than 0.0005%.

8.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2010	Additions	Reductions	November 30, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	—	9,296,184	6,129,902	3,166,282

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$3,166,282	$1,062
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
20 | OPPENHEIMER EMERGING MARKETS DEBT FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2010 based on valuation input level:

		Level 2-	Level 3-
	Level 1-	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$271,934	$—	$271,934
Foreign Government Obligations	—	28,135,118	—	28,135,118
Corporate Bonds and Notes	—	6,444,306	—	6,444,306
Structured Securities	—	3,000,399	—	3,000,399
Investment Companies	3,378,717	—	—	3,378,717

Total Investments, at Value	3,378,717	37,851,757	—	41,230,474

Other Financial Instruments:
Foreign currency exchange contracts	—	167,271	—	167,271
Futures margins	2,063	—	—	2,063
Appreciated swaps, at value	—	19,228	—	19,228

Total Assets	$3,380,780	$38,038,256	$—	$41,419,036

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(285,754)	$—	$(285,754)
Futures margins	(7,313)	—	—	(7,313)
Depreciated swaps, at value	—	(23,919)	—	(23,919)

Total Liabilities	$(7,313)	$(309,673)	$—	$(316,986)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Brazil	$5,058,593	12.3%
Turkey	4,436,319	10.8
Mexico	4,152,898	10.1
United States	3,650,651	8.9
South Africa	3,060,634	7.4
Indonesia	3,059,044	7.4
Poland	2,366,005	5.7
Colombia	2,112,669	5.1
Israel	2,023,662	4.9
Russia	1,927,546	4.7
Korea, Republic of South	1,503,125	3.6
Egypt	1,486,402	3.6
Argentina	738,258	1.8
Kazakhstan	716,952	1.7
21 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

Geographic Holdings Continued	Value	Percent

Peru	$680,952	1.7%
Ukraine	680,227	1.7
Venezuela	641,686	1.6
India	423,114	1.0
Philippines	422,898	1.0
Ghana	380,497	0.9
Uruguay	374,050	0.9
Panama	358,375	0.9
Hungary	305,462	0.7
Chile	132,505	0.3
Trinidad & Tobago	122,000	0.3
Dominican Republic	110,510	0.3
Malaysia	104,715	0.3
United Arab Emirates	58,665	0.1
Costa Rica	50,110	0.1
Qatar	43,200	0.1
Sri Lanka	31,050	0.1
Belize	17,700	0.0

Total	$41,230,474	100.0%

Foreign Currency Exchange Contracts as of November 30, 2010 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Argentine Peso (ARP)	Buy	360	ARP	3/29/11	$88,010	$1,159	$—
Chinese Renminbi (Yuan) (CNY)	Buy	3,900	CNY	6/7/11	587,354	1,801	5,667
Kazakhstan Tenge (KZT)	Sell	10,000	KZT	2/28/11	67,815	—	87
Malaysian Ringgit (MYR)	Buy	1,900	MYR	2/18/11	596,909	—	4,395
South Korean Won (KRW)	Buy	1,003,000	KRW	1/24/11	862,505	—	22,404
South Korean Won (KRW)	Sell	224,000	KRW	1/3/11	192,838	—	1,221

						2,960	33,774

Banc of America EM
Kazakhstan Tenge (KZT)	Buy	10,000	KZT	2/28/11	67,815	293	—

Barclay’s Capital
Hungarian Forint (HUF)	Buy	12,000	HUF	2/10/11	54,959	—	5,222

Citigroup EM:
Colombian Peso (COP)	Sell	683,000	COP	2/18/11	352,607	8,782	—
Indonesia Rupiah (IDR)	Buy	3,341,000	IDR	12/15/10-2/18/11	367,299	—	3,770
Mexican Nuevo Peso (MXN)	Buy	10,390	MXN	1/18/11	828,568	—	15,972

						8,782	19,742

Credit Suisse:
Euro (EUR)	Sell	560	EUR	2/10/11	726,699	48,527	—
Hungarian Forint (HUF)	Buy	114,000	HUF	2/10/11	522,109	82	44,012
Hungarian Forint (HUF)	Sell	36,207	HUF	12/1/10-12/2/10	167,242	—	177
New Turkish Lira (TRY)	Sell	280	TRY	12/13/10	185,779	7,746	—
22 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Foreign Currency Exchange Contracts Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Credit Suisse Continued
Polish Zloty (PLZ)	Buy	500	PLZ	2/2/11	$160,580	$—	$12,250
South African Rand (ZAR)	Buy	1,000	ZAR	2/1/11	139,624	—	2,803

						56,355	59,242

Deutsche Bank EM
Russian Ruble (RUR)	Buy	32,400	RUR	1/12/11	1,022,277	—	41,421

Goldman Sachs EM:
Brazilian Real (BRR)	Buy	1,040	BRR	12/2/10-1/4/11	601,866	2,533	375
Hungarian Forint (HUF)	Buy	8	HUF	12/2/10	38	—	—
Mexican Nuevo Peso (MXN)	Buy	7,290	MXN	2/16/11	579,929	—	11,480
South Korean Won (KRW)	Sell	280,000	KRW	1/3/11	241,048	—	1,321

						2,533	13,176

HSBC EM
Israeli Shekel (ILS)	Sell	3,860	ILS	1/31/11	1,048,438	14,582	—

JP Morgan Chase:
Chinese Renminbi (Yuan) (CNY)	Buy	3,600	CNY	6/7/11	542,173	3,251	—
Euro (EUR)	Sell	465	EUR	2/10/11	603,420	39,593	—
Malaysian Ringgit (MYR)	Buy	470	MYR	1/6/11	148,031	—	4,319
Philippines Peso (PHP)	Buy	9,000	PHP	1/4/11	204,367	—	1,330

						42,844	5,649

JP Morgan EM:
Argentine Peso (ARP)	Buy	530	ARP	3/29/11	129,570	1,159	55
Chinese Renminbi (Yuan) (CNY)	Buy	900	CNY	6/20/11	135,604	—	2,539
Indonesia Rupiah (IDR)	Buy	2,384,000	IDR	12/15/10	263,282	—	5,036
Malaysian Ringgit (MYR)	Buy	1,700	MYR	2/18/11	534,077	—	6,241
Philippines Peso (PHP)	Buy	24,000	PHP	1/4/11	544,980	—	7,535
South Korean Won (KRW)	Sell	330,000	KRW	1/3/11	284,092	—	1,233

						1,159	22,639

Morgan Stanley EM:
Brazilian Real (BRR)	Sell	40	BRR	12/2/10	23,329	—	76
Indian Rupee (INR)	Buy	67,000	INR	1/3/11-2/1/11	1,448,173	—	38,916

						—	38,992

Nomura Securities
Polish Zloty (PLZ)	Sell	1,250	PLZ	2/2/11	401,449	29,310	—

Standard NY EM
South African Rand (ZAR)	Buy	1,220	ZAR	2/1/11	170,342	—	3,763

State Street:
Polish Zloty (PLZ)	Buy	1,595	PLZ	2/2/11	512,249	40	41,971
South African Rand (ZAR)	Sell	2,710	ZAR	2/1/11	378,382	8,413	163

						8,453	42,134

Total unrealized appreciation and depreciation						$167,271	$285,754

23 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Futures Contracts as of November 30, 2010 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Nts., 10 yr.	Buy	11	3/22/11	$1,365,203	$(1,056)
U.S. Treasury Nts., 10 yr.	Sell	39	3/22/11	4,840,266	3,712

					$2,656

Interest Rate Swap Contracts as of November 30, 2010 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BZDI:
Barclays Bank plc	1,400	BRR	BZDI	12.050%	1/2/17	$1,843
Barclays Bank plc	1,875	BRR	BZDI	12.040	1/4/17	17,385
Goldman Sachs Group, Inc. (The)	710	BRR	BZDI	11.390	1/5/15	(7,354)
Goldman Sachs Group, Inc. (The)	660	BRR	BZDI	11.420	1/3/14	(1,070)
Goldman Sachs Group, Inc. (The)	2,115	BRR	BZDI	11.490	1/4/17	(15,495)

	6,760	BRR				(4,691)

Total Interest Rate Swaps						$(4,691)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

BRR	Brazilian Real

Abbreviations/Definitions are as follows:

BZDI	Brazil Interbank Deposit Rate
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of November 30, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Barclays Bank plc	Interest Rate	3,275	BRR	$19,228
Goldman Sachs Group, Inc. (The)	Interest Rate	3,485	BRR	(23,919)

Total Swaps				$(4,691)

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currency:

BRR	Brazilian Real
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

November 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $37,962,317)	$38,064,192
Affiliated companies (cost $3,166,282)	3,166,282

41,230,474
Unrealized appreciation on foreign currency exchange contracts	167,271
Appreciated swaps, at value (upfront payments $0)	19,228
Receivables and other assets:
Interest and dividends	951,416
Shares of beneficial interest sold	275,756
Investments sold	167,241
Closed foreign currency contracts	23,295
Futures margins	2,063
Other	3,078

Total assets	42,839,822

Liabilities
Unrealized depreciation on foreign currency exchange contracts	285,754
Depreciated swaps, at value (upfront payments $0)	23,919
Payables and other liabilities:
Investments purchased	212,655
Dividends	98,076
Shares of beneficial interest redeemed	90,307
Closed foreign currency contracts	78,501
Distribution and service plan fees	20,808
Futures margins	7,313
Shareholder communications	3,460
Transfer and shareholder servicing agent fees	2,738
Trustees’ compensation	451
Foreign capital gains tax	58
Other	29,550

Total liabilities	853,590

Net Assets	$41,986,232

Composition of Net Assets
Par value of shares of beneficial interest	$4,040
Additional paid-in capital	41,820,266
Accumulated net realized gain on investments and foreign currency transactions	192,096
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(30,170)

Net Assets	$41,986,232

25 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $36,715,988 and 3,532,587 shares of beneficial interest outstanding)	$10.39
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.91
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,153,579 and 399,495 shares of beneficial interest outstanding)	$10.40
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $301,966 and 29,050 shares of beneficial interest outstanding)	$10.39
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $814,699 and 78,410 shares of beneficial interest outstanding)	$10.39
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF OPERATIONS Unaudited

For the Period Ended November 30, 2010[1]

Investment Income
Interest (net of foreign withholding taxes of $17,970)	$830,048
Dividends:
Unaffiliated companies	117
Affiliated companies	1,062

Total investment income	831,227

Expenses
Management fees	96,621
Distribution and service plan fees:
Class A	21,447
Class C	6,995
Class N	489
Transfer and shareholder servicing agent fees:
Class A	6,194
Class C	1,736
Class N	156
Class Y	92
Shareholder communications:
Class A	5,134
Class C	247
Class N	58
Class Y	42
Legal, auditing and other professional fees	24,104
Custodian fees and expenses	3,810
Trustees’ compensation	3,328
Administration service fees	625
Other	3,371

Total expenses	174,449
Less waivers and reimbursements of expenses	(6,640)

Net expenses	167,809

Net Investment Income	663,418

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.
27 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$106,356
Closing and expiration of futures contracts	(11,305)
Foreign currency transactions	67,863
Swap contracts	29,182

Net realized gain	192,096
Net change in unrealized appreciation/depreciation on:
Investments (net of foreign capital gains tax of $58)	46,008
Translation of assets and liabilities denominated in foreign currencies	(74,143)
Futures contracts	2,656
Swap contracts	(4,691)

Net change in unrealized appreciation/depreciation	(30,170)

Net Increase in Net Assets Resulting from Operations	$825,344

See accompanying Notes to Financial Statements.
28 | OPPENHEIMER EMERGING MARKETS DEBT FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2010[1]
(Unaudited)

Operations
Net investment income	$663,418
Net realized gain	192,096
Net change in unrealized appreciation/depreciation	(30,170)

Net increase in net assets resulting from operations	825,344

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(624,299)
Class C	(30,415)
Class N	(4,923)
Class Y	(3,781)

(663,418)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	36,306,792
Class C	4,286,279
Class N	296,738
Class Y	834,497

41,724,306

Net Assets
Total increase	41,886,232
Beginning of period	100,000 [2]

End of period	$41,986,232

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Reflects the value of the Manager’s initial seed money invested on April 26, 2010.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER EMERGING MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS

Period Ended
November 30, 2010[1]
Class A	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.23
Net realized and unrealized gain	.39

Total from investment operations	.62

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)

Net asset value, end of period	$10.39

Total Return, at Net Asset Value[3]	6.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,716

Average net assets (in thousands)	$28,698

Ratios to average net assets:[4]
Net investment income	5.16%
Total expenses[5]	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%

Portfolio turnover rate	40%

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended November 30, 2010	1.28%
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Period Ended
November 30, 2010[1]
Class C	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.19
Net realized and unrealized gain	.41

Total from investment operations	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)

Net asset value, end of period	$10.40

Total Return, at Net Asset Value[3]	5.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,153

Average net assets (in thousands)	$1,685

Ratios to average net assets:[4]
Net investment income	4.29%
Total expenses[5]	2.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%

Portfolio turnover rate	40%

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended November 30, 2010	2.29%
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER EMERGING MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
November 30, 2010[1]
Class N	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.22
Net realized and unrealized gain	.39

Total from investment operations	.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)

Net asset value, end of period	$10.39

Total Return, at Net Asset Value[3]	6.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$302

Average net assets (in thousands)	$235

Ratios to average net assets:[4]
Net investment income	4.91%
Total expenses[5]	1.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.50%

Portfolio turnover rate	40%

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended November 30, 2010	1.76%
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Period Ended
November 30, 2010[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.21
Net realized and unrealized gain	.42

Total from investment operations	.63

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.39

Total Return, at Net Asset Value[3]	6.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$815

Average net assets (in thousands)	$188

Ratios to average net assets:[4]
Net investment income	4.71%
Total expenses[5]	1.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%

Portfolio turnover rate	40%

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended November 30, 2010	1.11%
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Emerging Markets Debt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Fund commenced operations June 30, 2010.
     The Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
34 | OPPENHEIMER EMERGING MARKETS DEBT FUND

at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale
35 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes
36 | OPPENHEIMER EMERGING MARKETS DEBT FUND

in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$41,128,599
Federal tax cost of other investments	(3,719,087)

Total federal tax cost	$37,409,512

Gross unrealized appreciation	$655,475
Gross unrealized depreciation	(555,696)

Net unrealized appreciation	$99,779

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
37 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
38 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Period Ended November 30, 2010[1,2]
	Shares	Amount

Class A
Sold	3,722,813	$38,406,828
Dividends and/or distributions reinvested	13,806	146,495
Redeemed	(211,032)	(2,246,531)

Net increase	3,525,587	$36,306,792

Class C
Sold	423,637	$4,555,576
Dividends and/or distributions reinvested	2,356	24,978
Redeemed	(27,498)	(294,275)

Net increase	398,495	$4,286,279

Class N
Sold	34,606	$365,157
Dividends and/or distributions reinvested	336	3,578
Redeemed	(6,892)	(71,997)

Net increase	28,050	$296,738

Class Y
Sold	78,920	$850,546
Dividends and/or distributions reinvested	333	3,503
Redeemed	(1,843)	(19,552)

Net increase	77,410	$834,497

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	The Fund sold 7,000 shares of Class A at a value of $70,000 and 1,000 shares each of Class C, Class N and Class Y at a value of $10,000, respectively, to the Manager upon seeding of the Fund on April 26, 2010.
39 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended November 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$34,880,864	$6,614,805
U.S. government and government agency obligations	264,722	—
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.75%
Next $500 million	0.70
Next $4 billion	0.65
Over $5 billion	0.60
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended November 30, 2010, the Fund paid $5,397 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
40 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Distribution and Service Plans for Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class C	$4,829
Class N	1,177
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C	Class N
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Period Ended	Distributor	Distributor	Distributor	Distributor

November 30, 2010	$17,377	$37	$3,863	$—
Waivers and Reimbursements of Expenses. The Manager has agreed to voluntarily waive a portion of its management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” will not exceed 1.25% of average annual net assets for Class A shares, 2.00% for Class C shares, 1.50% for Class N shares and 0.95% for Class Y shares. During the period ended November 30, 2010, the Manager reimbursed the Fund $3,766, $2,012, $249 and $115 for Class A, Class C, Class N and Class Y shares, respectively.
     The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the period ended November 30, 2010, the Manager waived fees and/or reimbursed the Fund $455 for IMMF management fees.
41 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the period ended November 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class C	$30
Class N	4
Class Y	9
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
42 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to
43 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of November 30, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $186,499, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $29,721 as of November 30, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of November 30, 2010 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
     As of November 30, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $159,166 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of November 30, 2010, the Fund could have been required to pay this amount in cash to its counterparties.
44 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Valuations of derivative instruments as of November 30, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Appreciated swaps, at value	$19,228		Depreciated swaps, at value	$23,919
Interest rate contracts	Futures margins	2,063	*	Futures margins	7,313	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	167,271		Unrealized depreciation on foreign currency exchange contracts	285,754

Total		$188,562			$316,986

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Closing and	Foreign
Derivatives Not Accounted	expiration of	currency	Swap
for as Hedging Instruments	futures contracts	transactions	contracts	Total

Foreign exchange contracts	$—	$11,445	$—	$11,445
Interest rate contracts	(11,305)	—	29,182	17,877

Total	$(11,305)	$11,445	$29,182	$29,322

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
		Translation
		of assets and
		liabilities
		denominated
Derivatives Not Accounted		in foreign	Swap
for as Hedging Instruments	Futures contracts	currencies	contracts	Total

Foreign exchange contracts	$—	$(118,483)	$—	$(118,483)
Interest rate contracts	2,656	—	(4,691)	(2,035)

Total	$2,656	$(118,483)	$(4,691)	$(120,518)

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
45 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     During the period ended November 30, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $8,324,137 and $4,185,898, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each
46 | OPPENHEIMER EMERGING MARKETS DEBT FUND

day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the period ended November 30, 2010, the Fund had an average market value of $1,045,198 and $3,239,302 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from
47 | OPPENHEIMER EMERGING MARKETS DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
(paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     For the period ended November 30, 2010, the Fund had an average notional amount of $3,607,924 on interest rate swaps which received a fixed rate.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Restricted Securities
As of November 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and
48 | OPPENHEIMER EMERGING MARKETS DEBT FUND

regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
49 | OPPENHEIMER EMERGING MARKETS DEBT FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
The Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve or renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information. In addition, the Board anticipates receiving information throughout the year regarding Fund services, fees, expenses and performance.
     In approving the Fund’s initial Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager’s services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to the Fund and information regarding the Manager’s key personnel who will provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
50 | OPPENHEIMER EMERGING MARKETS DEBT FUND

     The Board also considered the quality of the services expected to be provided and the quality of the Manager’s resources that will be available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Sara Zervos, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations, and resources, that the Fund will benefit from the services provided under the Agreement.
     Costs of Services by the Manager. The Board reviewed the fees to be paid to the Manager and the other expenses that will be borne by the Fund. The Board also considered the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board also considered how the Fund’s expenses will compare to a group of similar, unaffiliated funds.
     Performance. The Board considered that the Fund has no operational history and that its performance could not be a factor in deciding whether to approve the Agreement.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s expected costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits that may be realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the
51 | OPPENHEIMER EMERGING MARKETS DEBT FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, approved the Agreement through May 19, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
52 | OPPENHEIMER EMERGING MARKETS DEBT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
53 | OPPENHEIMER EMERGING MARKETS DEBT FUND

OPPENHEIMER EMERGING MARKETS DEBT FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Richard F. Grabish, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Sara J. Zervos, Ph.D., Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
54 | OPPENHEIMER EMERGING MARKETS DEBT FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
55 | OPPENHEIMER EMERGING MARKETS DEBT FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
56 | OPPENHEIMER EMERGING MARKETS DEBT FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Emerging Markets Debt Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	01/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	01/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	01/11/2011